Description of Business	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business

NOTE 1 - DESCRIPTION OF BUSINESS

Cipherloc Corporation (the “Company” or “Cipherloc”) was incorporated in the State of Texas on June 22, 1953 under the name “American Mortgage Company.” Effective August 27, 2014, we changed our name to “Cipherloc Corporation.” Our headquarters are located at 6836 Bee Cave Road, Building 1, S#279, Austin, TX 78746. Our website is www.cipherloc.net.

NOTE 1 - DESCRIPTION OF BUSINESS

Cipherloc Corporation (the “Company” or “Cipherloc”) was incorporated in the State of Texas on June 22, 1953 as American Mortgage Company. Effective August 27, 2014, the Company changed its name to Cipherloc Corporation.